STOCK BASED COMPENSATION (Details) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 12, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION
Exercised (in dollars per share)			$ 49.75	$ 49.75
ADS
STOCK BASED COMPENSATION
Granted			1,257,721	128,463
Amended and Restated Equity Incentive Plan
STOCK BASED COMPENSATION
Percentage of ordinary shares reserved for issuance		15.00%
Number of ordinary shares reserved for future issuance			1,826,991,617
Number of shares acquired on exercise of options granted	1,535,714,000
Number of shares available for issuance	58,255
Amended and Restated Equity Incentive Plan | Minimum
STOCK BASED COMPENSATION
Vesting period	3 years
Amended and Restated Equity Incentive Plan | ADS
STOCK BASED COMPENSATION
Number of ordinary shares reserved for future issuance			365,398
Granted	307,142
Exercised (in dollars per share)	$ 17.50
Vesting period	4 years
2014 Global Incentive Option Scheme | Maximum
STOCK BASED COMPENSATION
Remaining life of options			1 year